NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES

Short-Term Loans Payable

The short-term non-convertible financings were from three funding sources and all balances were guaranteed by our CEO.  We repaid these amounts in full in July 2016.

Notes Payable and Non-Convertible Debenture

 The following table summarizes the outstanding notes payable and non-convertible debenture at December 31, 2016 and 2015:

	2016	2015
Notes payable and non-convertible debenture:
February 2016 Note Payable	$347,998	$-
December 2016 Notes Payable	550,000	-
July 2015 Debenture (Amended August 2014 Debenture)	-	73,200
Total notes payable and non-convertible debenture	897,998	73,200
Less: Debt discount	(216,871)	-
Carrying value	681,127	73,200
Less: Current portion	(626,610)	(73,200)
Notes payable and non-convertible debenture, net of current portion	$54,517	$-

The following table summarizes the future minimum payments as of December 31, 2016 for the notes payable and non-convertible debenture:

2017	$843,013
2018	54,985
Total	$897,998

July 2015 Debenture (Amended August 2014 Debenture)

On August 30, 2014, we issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bore interest at the rate of 8% per annum. The principal amount and interest were payable on August 29, 2015. On July 21, 2015, we received an additional $30,000 from the investor and amended and restated this agreement to a new principal balance of $73,200 (including accrued interest of $3,200 added to principal) and a new maturity date of July 21, 2016.  The note was repaid in full in July 2016.

February 2016 Note Payable

On February 24, 2016, the Company and SBI Investments, LLC, 2014-1 (“SBI”) entered into an agreement in which SBI loaned us gross proceeds of $550,000 pursuant to a purchase agreement, 20% secured promissory note and security agreement (“February 2016 Note Payable”), all dated February 19, 2016 (collectively, the “Finance Agreements”), to purchase substantially all of the assets of Beyond Human® (see Note 3).  Of the $550,000 gross proceeds, $300,000 was paid into an escrow account held by a third party bank and was released to Beyond Human® upon closing of the transaction, $242,500 was provided directly to us for use in building the Beyond Human® business and $7,500 was provided for attorneys’ fees.  The attorneys’ fees were recorded as a discount to the carrying value of the February 2016 Note Payable in accordance with ASU 2015-03.

Pursuant to the Finance Agreements, the principal amount of the February 2016 Note Payable is $550,000 and the interest rate thereon is 20% per annum.  We began to pay principal and interest on the February 2016 Note Payable on a monthly basis beginning on March 19, 2016 for a period of 24 months and the monthly mandatory principal and interest payment amount thereunder is $28,209. The monthly amount shall be paid by us through a deposit account control agreement with a third-party bank in which SBI shall be permitted to take the monthly mandatory payment amount from all revenue received by us from the Beyond Human® assets in the transaction.  The maturity date for the February 2016 Note Payable is February 19, 2018.

The February 2016 Note Payable is secured by SBI through a first priority secured interest in all of the Beyond Human® assets acquired by us in the transaction including all revenue received by us from these assets.

May 2016 Debenture

On May 4, 2016, we issued a 10% non-convertible debenture to an unrelated third party investor in the principal amount of $24,000 (the “May 2016 Debenture”). The May 2016 Debenture bore interest at the rate of 10% per annum. The principal amount and interest were payable on May 4, 2017. The note was repaid in full in July 2016.

May 2016 Notes Payable

On May 6, 2016, we entered into a securities purchase agreement with an unrelated third party investor in which the investor loaned us gross proceeds of $50,000 pursuant to a 3% promissory note (“May 6, 2016 Note Payable”).  The May 6, 2016 Note Payable bore interest at the rate of 3% per annum. The principal amount and interest were payable on November 6, 2016. The note was repaid in full in June 2016.

In connection with the May 6, 2016 Note Payable, we issued the investor restricted shares of common stock totaling 500,000.  The fair value of the restricted shares of common stock issued was based on the market price of our common stock on the date of issuance of the May 6, 2016 Note Payable.  The allocation of the proceeds received to the restricted shares of common stock based on their relative fair value resulted in us recording a debt discount of $23,684. The discount was amortized in full to interest expense during the year ended December 31, 2016.

On May 20, 2016, we entered into a securities purchase agreement with an unrelated third party investor in which the investor loaned us gross proceeds of $100,000 pursuant to a 3% promissory note (“May 20, 2016 Note Payable”).  The May 20, 2016 Note Payable bore interest at the rate of 3% per annum. The principal amount and interest were payable on February 21, 2017. The note was repaid in full in June 2016.

In connection with the May 20, 2016 Note Payable, we issued the investor restricted shares of common stock totaling 750,000.  The fair value of the restricted shares of common stock issued was based on the market price of our common stock on the date of issuance of the May 20, 2016 Note Payable.  The allocation of the proceeds received to the restricted shares of common stock based on their relative fair value resulted in us recording a debt discount of $70,280. The discount was amortized in full to interest expense during the year ended December 31, 2016.

December 2016 Notes Payable

On December 5, 2016, we entered into a securities purchase agreement with three unrelated third party investors in which the investors loaned us gross proceeds of $500,000 pursuant to a 5% promissory note (“December 5, 2016 Notes Payable”).  The notes have an Original Issue Discount (“OID”) of $50,000 and requires payment of $550,000 in principal upon maturity. The December 5, 2016 Notes Payable bear interest at the rate of 5% per annum and the principal amount and interest are payable at maturity on October 4, 2017.

In connection with the December 5, 2016 Notes Payable, we issued the investors restricted shares of common stock totaling 1,111,111.  The fair value of the restricted shares of common stock issued was based on the market price of our common stock on the date of issuance of the December 5, 2016 Notes Payable.  The allocation of the proceeds received to the restricted shares of common stock based on their relative fair value resulted in us recording a debt discount of $182,203. The discount is being amortized to interest expense using the effective interest method over the term of the December 5, 2016 Notes Payable.

September 2014 Convertible Debenture

On September 29, 2014, we issued a convertible promissory note (the “Note”) to an unrelated third party accredited investor for $50,000. The Note had a principal face amount of $92,000, did not accrue interest and was due on March 28, 2016 (the “Maturity Date”). The Note was converted into 230,000 shares common stock according to the terms of the note, by the investor on March 30, 2015. As such, we recorded the conversion of the note and the remaining debt discount was charged to interest expense during the year ended December 31, 2015.

January 2015 Non-Convertible Debenture

On January 21, 2015, we entered into securities purchase agreements with Vista Capital Investments, LLC (“Vista”) whereby we issued and sold to the Vista promissory notes (“January 2015 Non-Convertible Debenture”) and warrants (the “Vista Warrants”) to purchase up to 500,000 shares of the our common stock for gross proceeds of $100,000. The note has an OID of $10,000 and requires payment of $110,000 in principal upon maturity. On July 30, 2015, the Company and Vista entered into an amendment to the $110,000 Promissory Note dated January 21, 2015 (“Vista Note Amendment”). In consideration for the Vista Note Amendment, we issued 100,000 restricted shares of common stock to Vista. The fair value of such shares totaling $15,500 was recognized as interest expense during the year ended December 31, 2015. The principal note balance totaling $110,000 was paid off on November 2, 2015.

The Vista Warrants were exercisable for five years from the closing date at an exercise price of $0.30 (see Note 8) per share of common stock. The warrants contained anti-dilution protection, including protection upon dilutive issuances.

The Vista Warrants were measured at fair value and classified as a liability because these warrants contained anti-dilution protection and therefore could not be considered indexed to the our own stock which was a requirement for the scope exception as outlined under FASB ASC 815. The estimated fair value of the Vista Warrants was determined using the Probability Weighted Black-Scholes Model, resulting in a fair value of $99,999 on the date they were issued. The allocation of the proceeds of the debt was initially recorded using the residual method, at $1, net of a debt discount of $109,999 for the fair value of the Vista Warrants and the OID. The discount was being accreted as non-cash interest expense over the expected term of the January 2015 Non-Convertible Debenture using the effective interest method. During the year ended December 31, 2015, the full amount of debt discount has been accreted to interest expense. The fair value of the Vista Warrants was affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. We continued to classify the fair value of the Vista Warrants as a liability until the warrants were exercised in full during the year ended December 31, 2016 (see Notes 8 and 9).

February 2014 Convertible Debenture

On February 13, 2014, we entered into a securities purchase agreement with an unrelated third party accredited investor pursuant to which we issued a convertible debenture in the aggregate principal amount of $330,000 (issued at an OID of 10%) (“February 2014 Convertible Debenture”) and a warrant to purchase 250,000 shares of our common stock (“Warrant Agreement”).

The February 2014 Convertible Debenture bore interest at the rate of 10% per annum and the principal amount and interest were payable on March 13, 2015. The Warrant Agreement provided the holder with the right to acquire up to 250,000 shares of common stock at an exercise price of $0.50 per share, subject to standard certain adjustments as described in the Warrant Agreement, at any time through the fifth anniversary of its issuance date.

On March 12, 2015, we issued 250,000 shares of our common stock and 250,000 warrants to the holder of the February 2014 Convertible Debenture to extend the maturity date to September 13, 2015 which resulted in a debt extinguishment. The fair value of the 250,000 shares of common stock issued totaled $32,500 computed based on the stock price on the date of issuance.  The terms of the warrants issued to the holder were amended to reduce the exercise price of the total warrants outstanding to $0.30 per share (see Note 8) and included certain anti-dilution protection, including protection upon dilutive issuances. The warrants were measured at fair value and classified as a liability because these warrants contained anti-dilution protection and therefore could not be considered indexed to our own stock which was a requirement for the scope exception as outlined under FASB ASC 815.  The estimated fair value of the warrants was determined using the Probability Weighted Black-Scholes Model, resulting in a fair value of $76,299 on the date they were issued. The allocation of the proceeds of the debt after modification which resulted in a debt extinguishment was initially recorded using the residual method, at $253,701, net of a debt discount of $76,299 for the fair value of the warrants. The discount was being accreted as non-cash interest expense over the expected term of the February 2014 Convertible Debenture using the effective interest method. During the year ended December 31, 2015, the full amount of debt discount has been accreted to interest expense.  The fair value of the common stock issued of $32,500 was recorded as a loss on debt extinguishment, based on the estimated fair value of the stock on date of issuance, in the accompanying consolidated statement of operations during the year ended December 31, 2015. This convertible debenture was repaid in September 2015 and we continued to classify the fair value of the warrants as a liability until the warrants were exercised in full during the year ended December 31, 2016 (see Notes 8 and 9).

Interest Expense

We recognized interest expense on the short-term loans payable and non-related party notes payable and non-convertible debentures of $151,924 and $102,105 for the years ended December 31, 2016 and 2015, respectively.  Amortization of the debt discount to interest expense during the years ended December 31, 2016 and 2015 totaled $116,798 and $310,006, respectively.

Convertible Debentures

Third Quarter 2015 Financing

The following table summarizes the outstanding Third Quarter 2015 Convertible Debentures at December 31, 2016 and 2015:

	2016	2015

Convertible debentures	$-	$1,457,500
Less: Debt discount	-	(1,050,041)
Carrying value	-	407,459
Less: Current portion	-	(407,459)
Convertible debentures – long-term	$-	$-

In the third quarter of 2015, we entered into Securities Purchase Agreements with three accredited investors (the “Buyers”), pursuant to which we received aggregate gross proceeds of $1,325,000 (net of OID) pursuant to which we sold:

Six convertible promissory notes of the Company totaling $1,457,500 (each a “Q3 2015 Note” and collectively the “Q3 2015 Notes”) (the Q3 2015 Notes were sold at a 10% OID and we received an aggregate total of $1,242,500 in funds thereunder after debt issuance costs of $82,500). The principal amount due under the Q3 2015 Notes was $1,457,500. The Q3 2015 Notes and accrued interest were convertible into shares of our common stock (the “Common Stock”) beginning six months from the date of execution, at a conversion price of $0.15 per share, with certain adjustment provisions noted below. The maturity date of the first and second Q3 2015 Note was August 26, 2016. The third Q3 2015 Note had a maturity date of September 24, 2016, the fourth had a maturity date of September 26, 2016, the fifth was October 20, 2016 and the sixth was October 29, 2016. The Q3 2015 Notes bore interest on the unpaid principal amount at the rate of 5% per annum from the date of issuance until the same became due and payable, whether at maturity or upon acceleration or by prepayment or otherwise.

Notwithstanding the foregoing, upon the occurrence of an Event of Default, as defined in such Q3 2015 Note, a Default Amount was equal to the sum of (i) the principal amount, together with accrued interest due thereon through the date of payment payable at the holder’s option in cash or common stock and (ii) an additional amount equal to the principal amount payable at our option in cash or common stock. For purposes of payments in common stock, the following conversion formula applied: the conversion price shall be the lower of: (i) the fixed conversion price ($0.15) or (ii) 60% multiplied by the volume weighted average price of our common stock during the ten consecutive trading days immediately prior to the later of the Event of Default or the end of the applicable cure period. Certain other conversion rates applied in the event of the sale or merger of us, default and other defined events. The embedded conversion feature of these notes contained anti-dilution protection, therefore, were treated as derivative instruments (see Note 9).

We could have prepaid the Q3 2015 Notes at any time on the terms set forth in the Q3 2015 Notes at the rate of 115% of the then outstanding balance of the Q3 2015 Notes. Under the terms of the Q3 2015 Notes, we could not effect certain corporate and business actions during the term of the Q3 2015 Notes, although some could have been done with proper notice. Pursuant to the Purchase Agreement, with certain exceptions, the Q3 2015 Note holder had a right of participation during the term of the Q3 2015 Notes; additionally, we granted the Q3 2015 Note holder registration rights for the shares of common stock underlying the Q3 2015 Notes pursuant to Registration Rights Agreements.

In addition, bundled with the convertible debt, we sold:

1.   A common stock purchase warrant to each Buyer, which allows the Buyers to purchase an aggregate of 1,325,000 shares of common stock and the placement agent to purchase 483,333 shares of common stock (aggregating 1,808,333 shares of our common stock) at an exercise price of $0.30 per share (see Note 8); and

2.   4,337,500 restricted shares of common stock to the Buyers.

A Registration Rights Agreement was signed and, as a result, we filed a Registration Statement on September 11, 2015 and filed an Amended Form S–1 on October 26, 2015, November 12, 2015 and December 10, 2015 and the Amended Form S-1 became effective December 18, 2015.

We allocated the proceeds from the Q3 2015 Notes to the convertible debt, warrants and restricted shares of common stock issued based on their relative fair values.  We determined the fair value of the warrants using Black-Scholes with the following range of assumptions:

December 31, 2015
Expected terms (in years)	5.00
Expected volatility	101% – 119%
Risk-free interest rate	1.37% – 1.58%
Dividend yield	-

The fair value of the restricted shares of common stock issued was based on the market price of our common stock on the date of issuance of the Q3 2015 Notes.  The allocation of the proceeds to the warrants and restricted shares of common stock based on their relative fair values resulted in us recording a debt discount of $89,551 and $374,474, respectively.  The remaining proceeds of $860,975 were initially allocated to the debt.  We determined that the embedded conversion features in the Q3 2015 Notes were a derivative instrument which was required to be bifurcated from the debt host contracts and recorded at fair value as a derivative liability.  The fair value of the embedded conversion features at issuance was determined using a Path-Dependent Monte Carlo Simulation (see Note 9 for assumptions used to calculate fair value).  The initial fair value of the embedded conversion features were $901,784, of which, $830,560 is recorded as a debt discount.  The initial fair value of the embedded conversion feature derivative liabilities in excess of the proceeds allocated to the debt was $71,224, and was immediately expensed and recorded as interest expense during the year ended December 31, 2015 in the accompanying consolidated statement of operations.  The Q3 2015 Notes were also issued at an OID of 10% and the OID of $132,500 was recorded as an addition to the principal amount of the Q3 2015 Notes and a debt discount in the accompanying consolidated balance sheet.

Total debt issuance costs incurred in connection with the Q3 2015 Notes was $150,919, of which, $68,419 is the fair value of the warrants to purchase 483,333 shares of common stock issued to the placement agents.  The debt issuance costs were recorded as a debt discount and were being amortized to interest expense using the effective interest method over the term of the Q3 2015 Notes.

During the year ended December 31, 2016, the Q3 2015 Notes holders elected to convert all principal and interest outstanding of $1,515,635 into 10,104,228 shares of common stock at a conversion price of $0.15 per share (see Note 8).  As a result of the conversion of the outstanding principal and interest balance into shares of common stock, the fair value of the embedded conversion feature derivative liabilities of $2,018,565 on the date of conversion was reclassified to additional paid-in capital (see Note 9) and the remaining unamortized debt discount was amortized to interest expense during the year ended December 31, 2016.

2016 Financing

The following table summarizes the outstanding 2016 Convertible Debentures at December 31, 2016:

2016

Convertible debentures	$1,559,922
Less: Debt discount	(845,730)
Carrying value	714,192
Less: Current portion	(714,192)
Convertible debentures – long-term	$-

In the second and third quarter of 2016, we entered into Securities Purchase Agreements with eight accredited investors (the “Investors”), pursuant to which we received aggregate gross proceeds of $3,000,000 (net of OID) pursuant to which we sold:

Nine convertible promissory notes of the Company totaling $3,303,889 (each a “2016 Note” and collectively the “2016 Notes”) (the 2016 Notes were sold at a 10% OID and we received an aggregate total of $2,657,500 in funds thereunder after debt issuance costs of $342,500). The 2016 Notes and accrued interest are convertible into shares of our common stock at a conversion price of $0.25 per share, with certain adjustment provisions noted below. The maturity date of the 2016 Notes issued on June 30, 2016 and July 15, 2016 is July 30, 2017 and the maturity date of the 2016 Notes issued on July 25, 2016 is August 25, 2017. The 2016 Notes bear interest on the unpaid principal amount at the rate of 5% per annum from the date of issuance until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise.

Notwithstanding the foregoing, upon the occurrence of an Event of Default, as defined in such 2016 Notes, a Default Amount is equal to the sum of (i) the principal amount, together with accrued interest due thereon through the date of payment payable at the holder’s option in cash or common stock and (ii) an additional amount equal to the principal amount payable at our option in cash or common stock. For purposes of payments in common stock, the following conversion formula shall apply: the conversion price shall be the lower of: (i) the fixed conversion price ($0.25) or (ii) 75% multiplied by the volume weighted average price of our common stock during the ten consecutive trading days immediately prior to the later of the Event of Default or the end of the applicable cure period. For purposes of the Investors request of repayment in cash but we are unable to do so, the following conversion formula shall apply: the conversion price shall be the lower of: (i) the fixed conversion price ($0.25) or (ii) 60% multiplied by the lowest daily volume weighted average price of our common stock during the ten consecutive trading days immediately prior to the conversion. Certain other conversion rates apply in the event of the sale or merger of us, default and other defined events.

We may prepay the 2016 Notes at any time on the terms set forth in the 2016 Notes at the rate of 110% of the then outstanding balance of the 2016 Notes. Pursuant to the Securities Purchase Agreements, with certain exceptions, the Investors have a right of participation during the term of the 2016 Notes; additionally, we granted the 2016 Note holders registration rights for the shares of common stock underlying the 2016 Notes up to $1,000,000 pursuant to Registration Rights Agreements. We filed a Form S-1 Registration Statement on August 9, 2016, filed an Amended Form S–1 on August 23, 2016 and August 24, 2016 and the Amended Form S-1 became effective August 25, 2016.

In addition, bundled with the convertible debt, we sold:

1.	A common stock purchase warrant to each Investor, which allows the Investors to purchase an aggregate of 3,000,000 shares of common stock and the placement agent to purchase 1,220,000 shares of common stock (aggregating 4,220,000 shares of our common stock) at an exercise price of $0.40 per share (see Note 8); and

2.   7,500,000 restricted shares of common stock to the Investors.

We allocated the proceeds from the 2016 Notes to the convertible debenture, warrants and restricted shares of common stock issued based on their relative fair values.  We determined the fair value of the warrants using Black-Scholes with the following range of assumptions:

December 31, 2016
Expected terms (in years)	5.00
Expected volatility	229%
Risk-free interest rate	1.01% – 1.15%
Dividend yield	-

The fair value of the restricted shares of common stock issued to Investors was based on the market price of our common stock on the date of issuance of the 2016 Notes.  The allocation of the proceeds to the warrants and restricted shares of common stock based on their relative fair values resulted in us recording a debt discount of $445,603 and $1,127,225, respectively.  The remaining proceeds of $1,427,172 were initially allocated to the debt. We determined that the embedded conversion features in the 2016 Notes were a derivative instrument which was required to be bifurcated from the debt host contract and recorded at fair value as a derivative liability.  The fair value of the embedded conversion features at issuance was determined using a Path-Dependent Monte Carlo Simulation Model (see Note 9 for assumptions used to calculate fair value).  The initial fair value of the embedded conversion features were $3,444,284, of which, $687,385 is recorded as a debt discount.  The initial fair value of the embedded conversion feature derivative liabilities in excess of the proceeds allocated to the debt, after the allocation of debt proceeds to the debt issuance costs, was $2,756,899, and was immediately expensed and recorded as interest expense during the year ended December 31, 2016 in the accompanying condensed consolidated statement of operations.  The 2016 Notes were also issued at an OID of 10% and the OID of $303,889 was recorded as an addition to the principal amount of the 2016 Notes and a debt discount in the accompanying consolidated balance sheet.

Total debt issuance costs incurred in connection with the 2016 Notes was $739,787, of which, $357,286 is the fair value of the warrants to purchase 1,220,000 shares of common stock issued to the placement agents.  The debt issuance costs have been recorded as a debt discount and are being amortized to interest expense using the effective interest method over the term of the 2016 Notes.

During the year ended December 31, 2016, certain of the 2016 Notes holders elected to convert principal and interest outstanding of $1,749,070 into 6,996,280 shares of common stock at a conversion price of $0.25 per share (see Note 8).  As a result of the conversion of the principal and interest balance into shares of common stock, the fair value of the embedded conversion feature derivative liabilities of $1,093,263 on the date of conversion was reclassified to additional paid-in capital (see Note 9) and the amortization of the debt discount was accelerated for the amount converted and recorded to interest expense during the year ended December 31, 2016.

Interest Expense

We recognized interest expense on the Q3 2015 Notes and 2016 Notes for the year ended December 31, 2016 and 2015 of $80,095 and $26,754, respectively. The debt discount recorded for the 2016 Notes are being amortized as interest expense over the term of the 2016 Notes using the effective interest method.  Total amortization of the debt discount on the Q3 2015 Notes and 2016 Notes to interest expense for the years ended December 31, 2016 and 2015 was $3,508,199 and $527,964, respectively.